Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Schedule of Related Party Transactions

			Amount Due to Related Party as of
			September 30, 2021	December 31, 2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)
Seahawk	Debt Issuer	In 2019, the Company raised and converted $18.4 million from prior debt into new, outstanding debt and issued 13.5 million warrants to purchase Legacy BlackSky common stock.	$19,198	$19,198

Intelsat	Debt Issuer	In 2019, the Company entered into a term loan facility for $50.0 million and issued 20.2 million warrants to purchase Legacy BlackSky common stock.	$52,039	$52,039

Jason and Marian Joh Andrews	The former co-founders and employees of Legacy BlackSky	In 2018, the Company executed the notes totaling $12.5 million to repurchase an aggregate 11.5 million of Legacy BlackSky common stock shares.	$10,000	$12,500

					Amount Due to Related Party as of
			Total payments in Nine Months Ended September 30,		September 30,	December 31,
			2021	2020	2021	2020

Name	Nature of Relationship	Description of the Transactions	(in thousands)		(in thousands)
LeoStella	Joint Venture	Design, development and manufacture of multiple satellites	$15,060	$8,205	$—	$8,012

Palantir Technologies	Strategic Partner	Multi-year software subscription agreement for $8.0 million	$375	$—	$—	$—

X-Bow	Equity Method Investee	In 2017, the Company received stock in X-Bow. As of September 30, 2021, the Company had a 17.9% investment in X-Bow and had one Board seat. As described in Note 7, the Company has engaged X-Bow to develop a rocket for the Company.	$1,865	$3,079	$—	$750

Name	Nature of Relationship	Description of the Transactions	Balance of Principal of December 31,
			2020	2019
			(in thousands)

Seahawk	Debt Issuer	In 2019, the Company raised and converted $18.4 million from the Seahawk LSA into the Intelsat Facility as outstanding debt and issued 13.5 million warrants to purchase common stock.	$19,198	$18,446

Intelsat	Debt Issuer	In 2019, the Company entered into a term loan facility with Intelsat Facility for $50.0 million and issued 20.2 million warrants to purchase common stock.	$52,039	$50,000

Jason and Marian Joh Andrews	The Former Co-founders and employees of BlackSky	In 2018, the Company executed the Andrew’s Notes worth $12.5 million in total to repurchase an aggregate 11.5 million of common stock shares, which were not exchanged for Osprey shares at the time of the merger.	$12,500	$12,500

Name	Nature of Relationship	Description of the Transactions	Total Payments in December 31,		Amount Due to Related Party as of December 31,
			2020	2019	2020	2019
			(in thousands)		(in thousands)
LeoStella	Joint Venture	In 2018, the Company formed LeoStella and, pursuant to the terms and conditions of the joint venture agreement, the Company has two designated members of LeoStella’s Board of Directors. As described in Note 6, the Company and LeoStella executed an SPC to design, develop and manufacture multiple satellites for the Company’s geospatial business operations.	$8,205	$23,315	$8,012	$11,460

X-Bow	Equity Method Investee	In 2017, the Company entered into a Stock Subscription and Technology Transfer Agreement with X-Bow. As of December 31, 2020, the Company has a 20.6% interest in X-Bow and has one Board seat. As described in Note 6, the Company has engaged X-Bow to develop a rocket for the Company.	$4,079	$114	$750	$—